BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 17, 2022 to the Prospectuses of the Funds, each dated April 30, 2021, as supplemented to date

Effective May 1, 2022, the Prospectuses of each Fund are amended as follows:

The section of each Prospectus entitled “Details About the Funds — Information About the Underlying Funds — Fixed Income Fund” is amended to add the following:

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Long Credit Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Bond Index (or the “Underlying Index”). Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Underlying Index, which, for the Fund, are considered bonds. The Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund’s benchmark index is calculated, the size of the Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Underlying Index is a capitalization-weighted index that measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The index is rebalanced monthly. There were approximately 3,000 fixed-income securities included in the Underlying Index as of December 31, 2021. All securities in the Underlying Index are rated investment-grade. The Fund shall be invested and reinvested primarily in U.S. debt securities with maturities greater than ten years, with the objective of approximating as closely as practicable the total rate of return of the Underlying Index. The dollar-weighted average maturity of the Fund’s portfolio, under normal circumstances, is expected to be more than ten years. The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Underlying Index. However, the Fund is not expected to track the Underlying Index with the same degree of accuracy that complete replication of the Underlying Index would provide. No attempt is made to manage the Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of the Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Fund tracks. The Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Intermediate Credit Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Credit Bond Index (or the “Underlying Index”). Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Underlying Index, which, for the Fund, are considered bonds. The Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund’s benchmark index is calculated, the size of the Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Underlying Index is a capitalization weighted index that measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The index is rebalanced monthly. There were approximately 4,800 fixed-income securities included in the Underlying Index as of December 31, 2021. All securities in the Underlying Index are rated investment-grade. The Fund shall be invested and reinvested primarily in U.S. debt securities with maturities greater than one year but less than ten years, with the objective of approximating as closely as practicable the total rate of return of the Underlying Index. The dollar-weighted average maturity of the Fund’s portfolio, under normal circumstances, is expected to be more than three years but less than ten years. Under normal circumstances, the Fund expects to have a dollar-weighted average maturity of 3-10 years, although the Fund’s dollar-weighted average maturity may go below 3 years to the extent it does so for the benchmark index. The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Underlying Index. However, the Fund is not expected to track the Underlying Index with the same degree of accuracy that complete replication of the Underlying Index would provide. No attempt is made to manage the Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of the Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Fund tracks. The Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

iShares U.S. Long Government Bond Index Fund

iShares U.S. Long Government Bond Index Fund seeks provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Government Bond Index (or the “Underlying Index”). Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Underlying Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities. The Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund’s benchmark index is calculated, the size of the Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Underlying Index is a capitalization weighted index that measures US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The index is rebalanced monthly. There were approximately 100 fixed-income securities included in the Underlying Index as of December 31, 2021. All securities in the Underlying Index are rated investment-grade. The Fund shall be invested and reinvested primarily in U.S. debt securities with maturities greater than ten years, with the objective of approximating as closely as practicable the total rate of return of the Underlying Index. The dollar-weighted average maturity of the Fund’s portfolio, under normal circumstances, is expected to be more than ten years. The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Underlying Index . However, the Fund is not expected to track the Underlying Index with the same degree of accuracy that complete replication of the Undelrying Index would provide. No attempt is made to manage the Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of the Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Fund tracks. The Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Government Bond Index (or the “Underlying Index”). Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Underlying Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities. The Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund’s benchmark index is calculated, the size of the Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Underlying Index is a capitalization weighted index that measures US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The index is rebalanced monthly. There were approximately 600 fixed-income securities included in the Underlying Index as of December 31, 2021. All securities in the Underlying Index are rated investment-grade. The Fund shall be invested and reinvested primarily in U.S. debt securities with maturities greater than one year but less than ten years, with the objective of approximating as closely as practicable the total rate of return of the Underlying Index. The dollar-weighted average maturity of the Fund’s portfolio, under normal circumstances, is expected to be more than three years but less than ten years. Under normal circumstances, the Fund expects to have a dollar-weighted average maturity of 3-10 years, although the Fund’s dollar-weighted average maturity may go below 3 years to the extent it does so for the benchmark index. The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Underlying Index. However, the Fund is not expected to track the Underlying Index with the same degree of accuracy that complete replication of the Underlying Index would provide. No attempt is made to manage the Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of the Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Fund tracks. The Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

iShares U.S. Securitized Bond Index Fund

iShares U.S. Securitized Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index (or the “Underlying Index”). Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Underlying Index, which, for the Fund, are considered bonds. The Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund’s benchmark index is calculated, the size of the Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Underlying Index is a capitalization weighted index that measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities. The index is rebalanced monthly. There were approximately 3,800 fixed-income securities included in the Underlying Index as of December 31, 2021. All securities in the Underlying Index are rated investment-grade. The Fund shall be invested and reinvested primarily in U.S. debt securities with maturities greater than ten years, with the objective of approximating as closely as practicable the total rate of return of the Underlying Index. The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Underlying Index. However, the Fund is not expected to track the Underlying Index with the same degree of accuracy that complete replication of the Underlying Index would provide. No attempt is made to manage the Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of the Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Fund tracks. The Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

Shareholders should retain this Supplement for future reference.

PRO-LPI-0222SUP

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